Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Schedule of Revenue and Accounts Receivable Concentration

Total revenue and accounts receivable concentration is presented in the following tables:

	YEAR ENDED DECEMBER 31,		NINE MONTHS ENDED SEPTEMBER 30,
	2014	2015	2015	2016
			(unaudited)
Revenue:
Customer A	11%	14%	14%	19%
Customer B	11	10	9	9
Customer C	14	9	8	11
Customer D	6	15	13	10
Customer E	12	16	19	13
	54%	64%	63%	62%

	AS OF DECEMBER 31,		AS OF SEPTEMBER 30,
	2014	2015	2015	2016
			(unaudited)
Accounts Receivable:
Customer A	14%	15%	12%	19%
Customer B	16	11	7	10
Customer C	10	12	28	17
Customer D	10	20	10	12
Customer E	5	4	15	9
	55%	62%	72%	67%

Summary of Liabilities Measured at Fair Value on Recurring Basis

The following tables summarize our liabilities measured at fair value on a recurring basis:

				FAIR VALUE AT DECEMBER 31,
	LEVEL 1	LEVEL 2	LEVEL 3	2014
	(in thousands)
Convertible preferred stock warrants	$—	$—	$3,568	$3,568
Total liabilities measured at fair value	$—	$—	$3,568	$3,568

				FAIR VALUE AT DECEMBER 31,
	LEVEL 1	LEVEL 2	LEVEL 3	2015
	(in thousands)
Convertible preferred stock warrants	$—	$—	$2,865	$2,865
Total liabilities measured at fair value	$—	$—	$2,865	$2,865

Roll-Forward of Fair Value of Preferred Stock Warrant Liabilities Categorized as Level 3

The following table provides a roll-forward of the fair value of the preferred stock warrant liabilities categorized as Level 3 for the years ended December 31, 2014 and 2015 and for the nine months ended September 30, 2016 (in thousands):

Balance at December 31, 2014	$3,568
Remeasure of convertible preferred stock warrants	(703)
Balance at December 31, 2015	2,865
Remeasurement of convertible preferred stock warrants	(559)
Exercise of preferred stock warrants	(1,801)
Conversion of preferred stock warrants into common stock warrants at initial public offering	(505)
Balance at September 30, 2016 (unaudited)	$—

Summary of Assets Measured at Fair Value on Recurring Basis

The following tables present the balances of assets measured at fair value on a recurring basis, by level within the fair value hierarchy, as of the date presented, all such balances as of December 31, 2014 and 2015 were $0:

	SEPTEMBER 30, 2016
	LEVEL 1	LEVEL 2	LEVEL 3
	(in thousands) (unaudited)
Cash equivalents:
Money market funds	$35,883	$—	$—
Short-term investments:
U.S. government agency securities	—	5,006	—
Corporate notes and bonds	—	9,057	—
Total assets measured at fair value	$35,883	$14,063	$—

Summary of Allowance for Doubtful Accounts, Sales Returns and Price Exceptions

The following table summarizes our allowance for doubtful accounts:

	BALANCE AT BEGINNING OF YEAR	CHARGED TO COSTS AND EXPENSES	WRITE- OFFS	BALANCE AT END OF YEAR
	(in thousands)
Allowance for doubtful accounts:
For 2014	$58	$(8)	$—	$50
For 2015	50	15	—	65

The following table summarizes our allowance for sales returns and price exceptions:

	BALANCE AT BEGINNING OF YEAR	CHARGED TO COSTS AND EXPENSES	WRITE- OFFS	BALANCE AT END OF YEAR
	(in thousands)
Allowance for sales returns and price exceptions:
For 2014	$347	$450	$(485)	$312
For 2015	312	393	(485)	220

Schedule of Inventories

Inventories consisted of the following at:

	DECEMBER 31,		SEPTEMBER 30,
	2014	2015	2016
			(unaudited)
	(in thousands)
Raw materials	$752	$852	$1,839
Work-in-process	2,584	3,269	5,543
Finished goods	5,718	7,716	13,104
Total Inventory	$9,054	$11,837	$20,486

Reconciliation of the Numerator and Denominator used in Computing Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net loss per share attributable to common stockholders:

	FOR THE YEAR ENDED DECEMBER 31,		NINE MONTHS ENDED SEPTEMBER 30,
	2014	2015	2015	2016
			(unaudited)
	(in thousands, except per share amounts)
Numerator:
Net income (loss)	$297	$900	$82	$(1,776)
Less: Accretion of preferred stock	(11,301)	(11,301)	(8,476)	(6,258)
Net loss attributable to common stockholders — basic and diluted	$(11,004)	$(10,401)	$(8,394)	$(8,034)
Denominator:
Weighted-average common shares outstanding	3,489	4,067	3,997	8,117
Weighted-average unvested shares of common stock subject to repurchase	(151)	(174)	(184)	(126)
Weighted-average shares used to compute net loss per share attributable to common stockholders — basic and diluted	3,338	3,893	3,813	7,991
Net loss per share attributable to common stockholders — basic and diluted	$(3.30)	$(2.67)	$(2.20)	$(1.01)

Computation of Diluted Net Loss Per Share Attributable to Common Stockholders Effect in Antidilutive

The following outstanding options, warrants and shares of preferred stock were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because their effect would have been antidilutive:

	FOR THE YEAR ENDED DECEMBER 31,		NINE MONTHS ENDED SEPTEMBER 30,
	2014	2015	2015	2016
			(unaudited)
	(in thousands)
Redeemable convertible preferred stock	7,885	7,885	7,885	—
Common stock warrants	25	25	25	—
Redeemable convertible preferred stock warrants	264	264	264	—
Unvested shares of common stock subject to repurchase	216	136	154	141
Stock options	2,007	1,896	2,158	2,272